Taxation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Taxation

7. Taxation

In 2017, the effective tax rate on profit before taxation was 9.3% (2016: 20.6%, 2015: 16.6%)

On 22 December 2017, The Tax Cuts and Jobs Act was enacted in the US which reduced the federal tax rate from 35% to 21% from 1 January 2018. This revised rate has been used to revalue deferred tax assets and liabilities, leading to a non-cash credit to the income statement of £234.1 million, partially offset by a one-time deemed repatriation tax charge related to unremitted foreign earnings of £28.1 million, payable over eight years.

The tax charge comprises:

	2017 £m	2016 £m	2015 £m
Corporation tax
Current year	523.4	569.4	403.0
Prior years	(98.6)	(80.3)	(108.4)
	424.8	489.1	294.6
Deferred tax
Current year	(235.2)	(88.0)	(35.8)
Prior years	7.4	(12.2)	(11.3)
	(227.8)	(100.2)	(47.1)
Tax charge	197.0	388.9	247.5

The corporation tax credit for prior years in 2017, in 2016 and 2015, mainly comprises the release of a number of provisions following the resolution of tax matters in various countries.

The tax charge for the year can be reconciled to profit before taxation in the consolidated income statement as follows:

	2017 £m	2016 £m	2015 £m
Profit before taxation	2,109.3	1,890.5	1,492.6
Tax at the corporation tax rate of 19.25%[1]	406.0	378.1	302.3
Tax effect of share of results of associates	(21.8)	(10.0)	(9.5)
Irrecoverable withholding taxes	37.0	36.3	25.7
Items that are not deductible/(taxable) in determining taxable profit	(3.9)	9.4	25.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	140.3	60.4	49.9
US Transition Tax related to unremitted foreign earnings	28.1	–	–
Effect of change in US tax rate on deferred tax balances	(234.1)	–	–
Origination and reversal of unrecognised temporary differences	(17.2)	(4.3)	0.4
Tax losses not recognised or utilised in the year	32.5	52.2	4.0
Utilisation of tax losses not previously recognised	(10.4)	(11.3)	(10.4)
Recognition of temporary differences not previously recognised	(68.3)	(29.4)	(20.6)
Net release of prior year provisions in relation to acquired businesses	(15.0)	(23.3)	(22.9)
Other prior year adjustments	(76.2)	(69.2)	(96.8)
Tax charge	197.0	388.9	247.5
Effective tax rate on profit before tax	9.3%	20.6%	16.6%

Note

[1]	The parent company of the Group is tax resident in the UK. As such, the tax rate in the tax reconciliation for 2017 is the UK corporation tax rate of 19.25% (2016: 20%, 2015: 20.25%).

Factors affecting the tax charge in future years

Given the Group’s geographic mix of profits and the changing international tax environment, the tax rate is expected to increase slightly over the next few years.

Factors that may affect the Group’s future tax charge include the levels and mix of profits in the many countries in which we operate, the prevailing tax rates in each of those countries and also the foreign exchange rates that apply to those profits. The tax charge may also be affected by the impact of acquisitions, disposals and other corporate restructurings, the resolution of open tax issues, future planning, and the ability to use brought forward tax losses. Furthermore, changes in local or international tax rules, for example prompted by the OECD’s Base Erosion and Profit Shifting project (a global initiative to improve the fairness and integrity of tax systems), or new challenges by tax or competition authorities, for example, the European Commission’s state aid investigation into Group Financing Exemption in the UK CFC rules announced in October 2017, may expose us to additional tax liabilities or impact the carrying value of our deferred tax assets, which would affect the future tax charge.

The Group has a number of open tax returns and various ongoing tax audits worldwide but does not currently expect material additional tax exposures to arise, above the amounts provided, as and when the audits are concluded. Liabilities relating to these open and judgemental matters are based upon estimates of whether additional taxes will be due after taking into account external advice where appropriate. Where the final tax outcome of these matters is different from the amounts which were initially recorded then such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.

Tax risk management

We maintain constructive engagement with the tax authorities and relevant government representatives, as well as active engagement with a wide range of international companies and business organisations with similar issues. We engage advisors and legal counsel to obtain opinions on tax legislation and principles. We have a Tax Risk Management Strategy in place which sets out the controls established and our assessment procedures for decision-making and how we monitor tax risk. We monitor proposed changes in taxation legislation and ensure these are taken into account when we consider our future business plans. Our directors are informed by management of any tax law changes, the nature and status of any significant ongoing tax audits, and other developments that could materially affect the Group’s tax position.